Concentration of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Concentration Risk by Risk Factor

The following table sets forth the concentration of customers:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Percentage of the Company’s sales
Customer A	23%	24%	27%	15%
Customer B	16%	17%	21%	13%
Customer C	13%	16%	17%	-
Customer D	11%	-	10%	-
	63%	57%	75%	28%

	As of March 31,
	2019	2018

Accounts receivable of above customers	$2,354,886	$300,785

The following table sets forth the concentration of suppliers:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Percentage of the Company’s purchases
Supplier A	10%	36%	79%	57%
Supplier B	54%	24%	21%	21%
Supplier C	35%	21%	-	-
Supplier D	-	15%	-	-
	99%	96%	100%	78%

	As of March 31,
	2019	2018

Accounts payable of above suppliers	$136,515	$186,505